Exhibit 2

BBCMS Mortgage Trust 2017-C1

Commercial Mortgage Pass-Through Certificates, Series 2017-C1

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Bank PLC

Barclays Capital Inc.

UBS AG

Rialto Mortgage Finance, LLC

7 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019 UBS AG 1285 Avenue of the Americas New York, New York 10019	Rialto Mortgage Finance, LLC 600 Madison Avenue, 12th Floor New York, New York 10022

Re: BBCMS Mortgage Trust 2017-C1 Commercial Mortgage Pass-Through Certificates, Series 2017-C1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to the comparison or recalculation of certain information related to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Barclays Bank PLC (“Barclays”), UBS AG (“UBS”) and Rialto Mortgage Finance, LLC (“Rialto,” together with Barclays and UBS, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contains the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

c.	Copies of the ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
d.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods (except for the Year One Period for the Mortgage Loan identified on the Mortgage Loan Schedule (as defined herein) as “Merrill Lynch Drive” (the “Merrill Lynch Drive Mortgage Loan”)) and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

e.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedule (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original balance on the Mortgage Loan Schedule equal to or greater than $10 million (the “$10MM+ Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the following:

a.	Most recent real estate tax bills (the “Tax Bills”) and most recent insurance bills (the “Insurance Bills”) or insurance review file (the “Insurance Review File”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
b.	Asset summary report(s) (the “ASRs”),
c.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
d.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
e.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the fifteen (15) largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”) (except for the Mortgage Loans identified on the Mortgage Loan Schedule as Gateway Plaza at Meridian (the “Gateway Plaza at Meridian Mortgage Loan”) and South Towne Plaza (the “South Towne Plaza Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (the “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls, Tenant Billing Schedules and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth in the Underwriting Files, ASRs, Underwritten Rent Rolls or Tenant Billing Schedules. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 February 2016

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in BBCMS Mortgage Trust 2017-C1 (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 58 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 75 commercial, multifamily and manufactured housing community properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information on the Tax Bills,
d.	Information on the Tax Assessor Websites,
e.	Information in the Leases and
f.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s), Tax Bills, Tax Assessor Websites or Leases (as applicable) to the corresponding information on the Underwriting File (except for the Year One Period for the Merrill Lynch Drive Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

We did not perform the procedure described above for the Year One Period for the Merrill Lynch Drive Mortgage Loan.

Attachment A Page 2 of 6

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information on the Tax Bills,
d.	Information on the Tax Assessor Websites,
e.	Information in the Leases and
f.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Top 15 Mortgage Loan, the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s), Tax Bills, Tax Assessor Websites or Leases (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of these procedures, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File and
b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s), Tax Bills, Tax Assessor Websites or Leases (as applicable).

Cashflow Reimbursement Comparison Procedures

2.	Using:
a.	Information on the Tenant Billing Schedule,
b.	Information on the Borrower Rent Roll Files and
c.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan where the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable) (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown on the Tenant Billing Schedule or Borrower Rent Roll Files (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison Procedures (continued)

2. (continued)

Using:

a.	Information on the Tenant Billing Schedule,
b.	Information on the Borrower Rent Roll Files and
c.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan where the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable) (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown on the Tenant Billing Schedule or Borrower Rent Roll Files (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of these procedures, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedule or Borrower Rent Roll Files (as applicable).

We did not perform the procedures described above for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan.

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

Attachment A Page 4 of 6

Supporting Expense Comparison and Recalculation Procedures (continued)

4.	Using:
a.	Information on the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Bills,
d.	Information in the Insurance Review File,
e.	Information in the Lease Abstracts and
f.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, we compared the tax expense and insurance expense amounts for the TTM Period or the Underwritten Period (as applicable), as shown in the Source Documents listed in a. through e. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts (as applicable).

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered by the underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan) and
ii.	The lease early termination options for the ten largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (except for the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan),

all as shown in the Source Documents listed in a. through d. above, to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found.

Attachment A Page 5 of 6

Lease Expiration and Termination Comparison Procedures (continued)

5. (continued)

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan and the Collateral Properties that secure the Gateway Plaza at Meridian Mortgage Loan and South Towne Plaza Mortgage Loan (as applicable), we compared:

i.	The lease expiration date for the top five tenants (by square feet) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
ii.	The lease early termination options only for the tenants (ordered by the underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan all as shown in the Source Documents listed in a. through d. above, to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

We performed no procedures to compare any information in the Lease Abstracts to the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

6. (continued)

For the purpose of this procedure, the Depositor instructed us to:

i.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
ii.	Only identify differences over the 10% materiality threshold (calculated as described in i. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting File,
b.	Information in the Source Documents,
c.	Information on the ASRs,
d.	Information on the Underwritten Rent Roll and
e.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, and the additional instructions provided by the Depositor that are described in item ii. of the succeeding paragraph of this Item 6., we recalculated the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us:

i.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000 and
ii.	To assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

7.	Subsequent to the performance of the procedures described in Items 1. through 6. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs, Underwritten Rent Rolls and Tenant Billing Schedules for the applicable Mortgage Loans, which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 6. above to the corresponding information on the updated Underwriting Files, ASRs, Underwritten Rent Rolls and Tenant Billing Schedules (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 6. above and the results of the comparison procedures described in the preceding two sentences of this Item 7.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
Alhambra Towers	Rialto	$61,000,000
1166 Avenue of the Americas	Barclays	$56,250,000
1000 Denny Way	Barclays	$56,000,000
The Summit Birmingham	Barclays	$50,000,000
Merrill Lynch Drive	Barclays	$41,500,000
Orlando Central	Rialto	$38,250,000
Komo Plaza	UBS	$37,000,000
Center West	UBS	$30,000,000
Anaheim Marriott Suites	UBS	$30,000,000
Hyatt Place Charlotte Downtown	Barclays	$27,000,000
State Farm Data Center	UBS	$25,000,000
Connecticut Financial Center	UBS	$22,750,000
Sunnymead Towne Center	UBS	$18,000,000
Gateway Plaza at Meridian	Barclays	$17,050,000
South Towne Plaza	Barclays	$16,100,000
West Sahara Promenade	Rialto	$15,500,000
Midwest Industrial Portfolio	Barclays	$15,400,000
Seaport Storage Center	Barclays	$15,250,000
Westshore Plaza	Barclays	$14,700,000
Lakewood Village	UBS	$13,500,000
New Bern Hotel Portfolio	Rialto	$12,850,000
Hilton Garden Inn - Overland Park	Rialto	$12,000,000
Dogwood Station	Rialto	$12,000,000
Boynton Beach Medical Plaza	Barclays	$11,500,000
Casa Del Sol (Sierra Springs)	Barclays	$11,170,000
Boardwalk-Park Place	Barclays	$10,700,000
Springhill Suites - Gainesville	UBS	$10,250,000
Wolfchase Galleria	UBS	$10,000,000
Franklin Village Shopping Center	Barclays	$8,515,000
Folsom Town Center	Rialto	$8,250,000
Santa Monica Retail Center	Rialto	$8,100,000
LA Fitness - Montclair	UBS	$7,700,000
Rock Springs	Rialto	$7,650,000
Value Place - Memphis Portfolio	UBS	$7,500,000
Hampton Inn Bowling Green	Rialto	$7,300,000
Hollywood Pointe - Inglewood	Barclays	$7,100,000
Best Western Plus Rancho Cordova	UBS	$7,000,000
Reisinger MHC Portfolio	Rialto	$7,000,000
Delta Senior Living – Lansing	UBS	$7,000,000
Walgreens - Pflugerville, TX	Barclays	$6,200,000
Stow-A-Way	UBS	$6,100,000
National City Self Storage	UBS	$6,000,000
Holiday Inn Express & Suites - Jackson	Rialto	$5,800,000
Holiday Inn Express & Suites - Kansas City	Rialto	$5,800,000
Sagamore at 26 Shopping Center	Rialto	$5,200,000
Richland Self Storage	Rialto	$5,000,000

Exhibit 1 to Attachment A

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
La Quinta - Witchita Falls	UBS	$5,000,000
Winn Dixie - MacClenny	UBS	$4,585,000
Taft Hills Plaza	Rialto	$4,550,000
Oak Hill Estates MHC	Rialto	$4,000,000
North Pointe - Rayen	Barclays	$4,000,000
Washington Place Shopping Center	UBS	$3,750,000
3801-3807 Broadway	UBS	$3,500,000
Viera Self Storage	Rialto	$3,415,000
Indian Creek Villas	Barclays	$2,900,000
Walmart Shadow Anchor Portfolio	Rialto	$2,625,000
Maple Hill MHC & Lawrence MHC Portfolio	Rialto	$2,000,000
Houston Self Storage	Rialto	$1,800,000

 Note:

1.	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the BBCMS Mortgage Trust 2017-C1 securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Alhambra Towers

Mortgage Loan Seller: Rialto	Top 15 Loan:	Yes
Original Principal Balance: $61,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

1166 Avenue of the Americas

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $56,250,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

1000 Denny Way

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $56,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

The Summit Birmingham

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $50,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Borrower Rent Roll File, Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Merrill Lynch Drive

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $41,500,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Orlando Central

Mortgage Loan Seller: Rialto	Top 15 Loan:	Yes
Original Principal Balance: $38,250,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Bills and Tax Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Komo Plaza

Mortgage Loan Seller: UBS	Top 15 Loan:	Yes
Original Principal Balance: $37,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Center West

Mortgage Loan Seller: UBS	Top 15 Loan:	Yes
Original Principal Balance: $30,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Anaheim Marriott Suites

Mortgage Loan Seller: UBS	Top 15 Loan:	Yes
Original Principal Balance: $30,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Hyatt Place Charlotte Downtown

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $27,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Assessor Website, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

State Farm Data Center

Mortgage Loan Seller: UBS	Top 15 Loan:	Yes
Original Principal Balance: $25,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Lease Abstracts	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Connecticut Financial Center

Mortgage Loan Seller: UBS	Top 15 Loan:	Yes
Original Principal Balance: $22,750,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File, Tenant Billing Schedule, Underwriting Instructions Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

 **N/A: Not Applicable

Sunnymead Towne Center

Mortgage Loan Seller: UBS	Top 15 Loan:	Yes
Original Principal Balance: $18,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

Gateway Plaza at Meridian

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $17,050,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

**N/A: Not Applicable

South Towne Plaza

Mortgage Loan Seller: Barclays	Top 15 Loan:	Yes
Original Principal Balance: $16,100,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

   **N/A: Not Applicable

West Sahara Promenade

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Principal Balance: $15,500,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted

   **N/A: Not Applicable

Midwest Industrial Portfolio

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Principal Balance: $15,400,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Assessor Website, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Seaport Storage Center

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Principal Balance: $15,250,000	Non-Top 15 & $10mm+ Loan	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Westshore Plaza

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Principal Balance: $14,700,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lakewood Village

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Principal Balance: $13,500,000	Non-Top 15 & $10mm+ Loan	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

New Bern Hotel Portfolio

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Principal Balance: $12,850,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilton Garden Inn - Overland Park

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Principal Balance: $12,000,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dogwood Station

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Principal Balance: $12,000,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Boynton Beach Medical Plaza

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Principal Balance: $11,500,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Tax Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Casa Del Sol (Sierra Springs)

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Principal Balance: $11,170,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Tax Assessor Website and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Boardwalk-Park Place

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Principal Balance: $10,700,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Springhill Suites - Gainesville

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Principal Balance: $10,250,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wolfchase Galleria

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Principal Balance: $10,000,000	Non-Top 15 & $10MM+ Loan:	Yes
	Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Lease Abstracts to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Franklin Village Shopping Center

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Balance: $8,515,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Folsom Town Center

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $8,250,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Santa Monica Retail Center

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $8,100,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
**N/A: Not Applicable

LA Fitness - Montclair

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $7,700,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Rock Springs

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $7,650,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	NA	N/A
**N/A: Not Applicable

Value Place - Memphis Portfolio

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $7,500,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Hampton Inn Bowling Green

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $7,300,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Hollywood Pointe - Inglewood

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Balance: $7,100,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Best Western Plus Rancho Cordova

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $7,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Reisinger MHC Portfolio

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $7,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Delta Senior Living – Lansing

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $7,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Walgreens - Pflugerville, TX

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Balance: $6,200,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal, Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Stow-A-Way

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $6,100,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

National City Self Storage

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $6,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Holiday Inn Express & Suites - Jackson

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $5,800,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Holiday Inn Express & Suites - Kansas City

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $5,800,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Sagamore at 26 Shopping Center

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $5,200,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Richland Self Storage

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $5,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

La Quinta - Witchita Falls

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $5,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Winn Dixie - MacClenny

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $4,585,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Taft Hills Plaza

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $4,550,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Oak Hill Estates MHC

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $4,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

North Pointe - Rayen

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Balance: $4,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Washington Place Shopping Center

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $3,750,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

3801-3807 Broadway

Mortgage Loan Seller: UBS	Top 15 Loan:	No
Original Balance: $3,500,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Viera Self Storage

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $3,415,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Indian Creek Villas

Mortgage Loan Seller: Barclays	Top 15 Loan:	No
Original Balance: $2,900,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Walmart Shadow Anchor Portfolio

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $2,625,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Maple Hill MHC & Lawrence MHC Portfolio

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $2,000,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Houston Self Storage

Mortgage Loan Seller: Rialto	Top 15 Loan:	No
Original Balance: $1,800,000	Non-Top 15 & $10MM+ Loan:	No
	Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals, Tax Bills, Tax Assessor Websites or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable